FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                          November 20, 2012



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:           FT 3883
              (File No. 333-184609) (CIK No. 0001560008)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on November 15, 2012.

                                    Very truly yours,
                                    FT 3883, Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor